Derivative Financial Instruments and Hedge Accounting_Gains And Losses From Hedging Instruments(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hedges Of Net Investments In Foreign Operations Abstract [Abstract]
Tax effect	₩ 8,186,000,000	₩ (2,265,000,000)	₩ (8,134,000,000)
Fair Value Hedges Member [Member]
Gains Losses On Fair Value Hedges Abstract [Abstract]
Gains(losses) on hedging instruments	93,112,000,000	(88,999,000,000)	(47,491,000,000)
Gains(losses) on the hedged items attributable to the hedged risk	(56,461,000,000)	91,167,000,000	48,265,000,000
Total	36,651,000,000	2,168,000,000	774,000,000
Cash Flow Hedges Member [Member]
Gain Loss On Hedge Ineffectiveness Abstract [Abstract]
Gains(losses) on hedging instruments	(112,513,000,000)	16,759,000,000	24,047,000,000
Effective gains(losses) from cash flow hedging instruments	(100,949,000,000)	16,238,000,000	23,368,000,000
Ineffective gains(losses) from cash flow hedging instruments	(11,564,000,000)	521,000,000	679,000,000
Cash Flow Hedges Abstract [Abstrac]
Amount recognized in other comprehensive income	(100,949,000,000)	16,238,000,000	23,368,000,000
Amount reclassified from equity to profit or loss	126,239,000,000	(10,447,000,000)	(22,118,000,000)
Tax effect	(4,331,000,000)	(1,488,000,000)	(525,000,000)
Total	20,959,000,000	4,303,000,000	725,000,000
Hedges Of Net Investment In Foreign Operations Member [Member]
Gain Loss On Hedge Ineffectiveness Abstract [Abstract]
Gains(losses) on hedging instruments	35,929,000,000	(9,360,000,000)	(33,611,000,000)
Effective portion of gain(loss) on hedges of net investments in foreign operations	34,800,000,000	(9,360,000,000)	(33,611,000,000)
Ineffective portion of gain on hedges of net investments in foreign operations	1,129,000,000	0	0
Hedges Of Net Investments In Foreign Operations Abstract [Abstract]
Amount recognized in other comprehensive income	34,800,000,000	(9,360,000,000)	(33,611,000,000)
Tax effect	(8,186,000,000)	2,265,000,000	8,134,000,000
Amount recognized in other comprehensive income, net of tax	₩ 26,614,000,000	₩ (7,095,000,000)	₩ (25,477,000,000)